Information: Condensed Financial Statements of The Company	12 Months Ended
Dec. 31, 2022
Information: Condensed Financial Statements of The Company [Abstract]
Information: Condensed Financial Statements of The Company
23.	Information: Condensed financial statements of the Company

Rules 12-04(a) and 4-08(e) (3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as its share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subject to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2022, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Company

BALANCE SHEETS

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash	194,729,331	210,769,439	30,558,696
Investment gain in subsidiaries and VIEs	-	84,528,603	12,255,495
Amounts due from subsidiaries and VIEs	644,607	7,686	1,114
Total current assets	195,373,938	295,305,728	42,815,305
Total assets	195,373,938	295,305,728	42,815,305
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	244,166	55,717	8,078
Investment deficit in subsidiaries and VIEs	35,769,964	-	-
Amounts due to subsidiaries and VIEs	40,296,870	42,307,875	6,134,065
Total current liabilities	76,311,000	42,363,592	6,142,143
Total liabilities	76,311,000	42,363,592	6,142,143
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	45,198	45,198	6,553
Additional paid-in capital	181,849,003	305,460,907	44,287,668
Statutory reserves	59,971,836	60,201,702	8,728,426
Accumulated other comprehensive (loss)/income	(12,542,667)	5,514,488	799,526
Accumulated deficit	(110,260,432)	(118,280,159)	(17,149,011)
Total shareholders’ equity	119,062,938	252,942,136	36,673,162
Total liabilities and shareholders’ equity	195,373,938	295,305,728	42,815,305

STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(g))
Operating expenses
General and administrative expenses	(3,666,937)	(1,059,294)	(2,360,615)	(342,257)
Total operating expenses	(3,666,937)	(1,059,294)	(2,360,615)	(342,257)
Other expenses	-	-	(12,107)	(1,755)
Equity in profit/(loss) of subsidiaries and VIEs, net	37,252,021	(242,760,667)	(5,417,139)	(785,412)
Income/(loss) from subsidiaries and VIEs	37,252,021	(242,760,667)	(5,429,246)	(787,167)
Net income/(loss)	33,585,084	(243,819,961)	(7,789,861)	(1,129,424)
Net income/(loss) attributable to the Company’s ordinary shareholders	33,585,084	(243,819,961)	(7,789,861)	(1,129,424)
Net income/(loss)
Other comprehensive (loss)/income, net of nil tax	(7,956,640)	(4,586,027)	18,057,155	2,618,041
Comprehensive income/(loss)	25,628,444	(248,405,988)	10,267,294	1,488,617

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(g))
Cash flows used in operating activities	-	(2,290,367)	(1,900,037)	(275,479)
Cash flows used in investing activities	(653,250)	-	-	-
Cash flows provided by financing activities	208,718,163	-	-	-
Effect of exchange rate changes on cash	(7,956,640)	(3,088,575)	17,940,145	2,601,077
Net changes in cash	200,108,273	(5,378,942)	16,040,108	2,325,597
Cash at the beginning of year	-	200,108,273	194,729,331	28,233,099
Cash at the end of year	200,108,273	194,729,331	210,769,439	30,558,696